Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposits by banks	£ 6,737	£ 14,037
Repurchase agreements - non trading	9,029	8,617
Debt securities in issue	42,873	37,569
Subordinated liabilities	2,032	2,385
Liquidity risk
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	64,000	65,800
Deposits by banks	6,700	14,000
Repurchase agreements - non trading	9,000	8,600
Financial liabilities designated at fair value	1,300	1,100
Debt securities in issue	42,900	37,600
Subordinated liabilities	2,000	2,400
Other equity instruments and non-controlling interests	2,100	2,100
Liquidity risk | Repos
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	9,000	8,600
Deposits by banks	0	0
Repurchase agreements - non trading	9,000	8,600
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Foreign exchange and hedge accounting
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	(1,000)	(400)
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	(1,000)	(600)
Subordinated liabilities	0	200
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Other
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	3,300	1,500
Deposits by banks	2,200	1,600
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	800	700
Debt securities in issue	200	(800)
Subordinated liabilities	100	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	52,700	56,100
Deposits by banks	4,500	12,400
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	500	400
Debt securities in issue	43,700	39,000
Subordinated liabilities	1,900	2,200
Other equity instruments and non-controlling interests	2,100	2,100
Liquidity risk | Wholesale funding | Deposits by banks
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	600	1,400
Deposits by banks	600	1,400
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Certificates of deposit and commercial paper
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,100	4,500
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	4,100	4,500
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Senior unsecured
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	14,500	12,400
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	500	400
Debt securities in issue	14,000	12,000
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Covered bonds
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	18,900	17,400
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	18,900	17,400
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Securitisation and structured issuance
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	6,700	5,100
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	6,700	5,100
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | RMBS and ABS
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	5,600	3,900
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	5,600	3,900
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | TFSME
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	3,900	11,000
Deposits by banks	3,900	11,000
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Subordinated liabilities and equity
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,000	4,300
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	1,900	2,200
Other equity instruments and non-controlling interests	£ 2,100	£ 2,100